Victory Pioneer Short Term Income Fund
(Successor to Pioneer Short Term Income Fund)
Schedule of Investments | May 31, 2025

Schedule of Investments  |  5/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.6%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets(a)*
	Advertising Sales — 0.1%
445,466	Lamar Media Corp., Term B Loan, 5.812% (1 Month Term SOFR + 150 bps), 2/5/27	$ 445,652
209,504	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.077% (1 Month Term SOFR + 175 bps), 11/18/26	209,700
	Total Advertising Sales	$655,352

	Applications Software — 0.0%†
241,250	RealPage, Inc., First Lien Initial Term Loan, 7.561% (Term SOFR + 300 bps), 4/24/28	$ 239,652
	Total Applications Software	$239,652

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, Facility Y, 7.373% (6 Month Term SOFR + 325 bps), 3/31/31	$ 232,389
	Total Cable & Satellite Television	$232,389

	Chemicals-Specialty — 0.0%†
244,530	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-3 Term Loan, 6.077% (1 Month Term SOFR + 175 bps), 12/18/30	$ 245,534
233,648	Tronox Finance LLC, 2024-B Term Loan, 6.812% (1 Month Term SOFR + 250 bps), 9/30/31	228,858
	Total Chemicals-Specialty	$474,392

	Direct Marketing — 0.0%†
37,030	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.077% (1 Month Term SOFR + 275 bps), 3/3/30	$ 32,216
	Total Direct Marketing	$32,216

	Disposable Medical Products — 0.0%†
248,750	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.549% (1 Month Term SOFR + 325 bps), 5/30/31	$ 249,527
	Total Disposable Medical Products	$249,527

1Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Electric-Generation — 0.0%†
126,517	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.577% (1 Month Term SOFR + 525 bps), 4/3/28	$ 126,576
	Total Electric-Generation	$126,576

	Finance-Leasing Company — 0.1%
241,908	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.073% (1 Month Term SOFR + 175 bps), 6/22/30	$ 242,210
169,412	Delos Aircraft Designated Activity Co., 2023 Term Loan, 6.062% (1 Month Term SOFR + 200 bps), 10/31/27	169,984
135,000	Setanta Aircraft Leasing Designated Activity Co., New Loan, 6.062% (3 Month Term SOFR + 175 bps), 11/5/28	135,900
	Total Finance-Leasing Company	$548,094

	Hotels & Motels — 0.0%†
247,249	Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 6.062% (1 Month Term SOFR + 175 bps), 11/8/30	$ 248,417
	Total Hotels & Motels	$248,417

	Medical Labs & Testing Services — 0.0%†
236,418	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.827% (Term SOFR + 250 bps), 2/21/31	$ 236,910
	Total Medical Labs & Testing Services	$236,910

	Metal Processors & Fabrication — 0.0%†
129,445	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.022% (Term SOFR + 375 bps), 11/13/28	$ 122,325
	Total Metal Processors & Fabrication	$122,325

	Physical Therapy & Rehabilitation Centers — 0.0%†
240,625	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.791% (Term SOFR + 425 bps), 11/20/26	$ 185,081
	Total Physical Therapy & Rehabilitation Centers	$185,081

	Retail — 0.0%†
240,797	RVR Dealership Holdings LLC, Term Loan, 8.177% (1 Month Term SOFR + 375 bps), 2/8/28	$ 223,791
	Total Retail	$223,791

Victory Pioneer Short Term Income Fund | 5/31/252

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telephone-Integrated — 0.0%†
75,128(b)	Level 3 Financing, Inc., Term B-3 Refinancing Loan, 3/27/32	$ 75,720
	Total Telephone-Integrated	$75,720

	Veterinary Diagnostics — 0.1%
603,939	Elanco Animal Health, Inc., Term Loan, 6.174% (1 Month Term SOFR + 175 bps), 8/1/27	$ 603,877
	Total Veterinary Diagnostics	$603,877

	Total Senior Secured Floating Rate Loan Interests (Cost $4,332,623)	$4,254,319

	Asset Backed Securities — 30.0% of Net Assets
40,782(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.643% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 40,226
38,163(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.673% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	37,239
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	499,366
269,605	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	248,685
906,193	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	923,747
792,090	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	787,300
984,131	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	1,005,048
826,836	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	829,113
420,080	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	420,324
2,420,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	2,428,071
486,404	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	486,933
725,007	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	725,247
192,531	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	194,148
160,442	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	162,176
3Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
712,757	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	$ 714,658
2,000,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,037,405
1,970,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	1,975,292
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	998,214
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	811,945
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	676,849
1,360,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	1,385,712
2,180,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, 8/20/32 (144A)	2,190,717
743,902	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	723,927
489,401	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	473,970
279,017	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	255,661
2,982,167	Aqua Finance Trust, Series 2024-A, Class A, 4.81%, 4/18/50 (144A)	2,962,393
2,600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.77%, 3/15/27 (144A)	2,598,157
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	998,824
525,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	538,688
1,970,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 6/17/30 (144A)	2,016,031
1,738,527	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	1,740,494
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,047,515
500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	502,173
1,243,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	1,247,030
1,790,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	1,799,872
Victory Pioneer Short Term Income Fund | 5/31/254

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
994,571(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class B, 5.622% (SOFR30A + 130 bps), 12/26/31 (144A)	$ 998,129
568,327(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class D, 6.372% (SOFR30A + 205 bps), 12/26/31 (144A)	572,191
2,872,408(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class B, 5.922% (SOFR30A + 160 bps), 6/25/47 (144A)	2,872,397
147,271	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	147,764
2,340,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	2,192,357
2,491,371	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	2,498,483
1,500,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,551,730
2,000,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.49%, 4/17/35 (144A)	2,040,958
620,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	632,591
439,123	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	409,504
992,804	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	1,001,653
1,100,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B, 5.41%, 3/15/30 (144A)	1,106,384
1,080,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	1,088,610
325,445	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	318,655
2,100,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	2,116,874
345,890(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.006% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	346,234
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 9.756% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	499,604
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.506% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	998,423
5Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
108,750(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.506% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	$ 108,716
208,668	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	207,584
125,763	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	119,056
447,266(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.682% (SOFR30A + 435 bps), 10/15/26 (144A)	446,267
137,143(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.569% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	137,147
591,322	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	593,543
143,034	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	141,300
2,110,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	2,171,368
810,000	Carvana Auto Receivables Trust, Series 2023-P3, Class B, 5.97%, 9/10/29 (144A)	839,850
1,131,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.38%, 12/10/30 (144A)	1,123,153
900,000(c)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	882,985
658,084(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.35% (PRIME + 85 bps), 12/27/50 (144A)	655,840
2,250,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.606% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	2,251,525
2,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class D, 7.756% (3 Month Term SOFR + 350 bps), 1/15/34 (144A)	1,996,490
250,000(c)	CFMT LLC, Series 2023-HB12, Class M1, 4.25%, 4/25/33 (144A)	245,188
750,000(c)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	728,800
200,000(c)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	191,201
2,230,000(c)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	2,065,747
27,826(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 4.979% (1 Month Term SOFR + 65 bps), 4/25/33	27,832
33,687(d)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.832%, 11/25/34	33,132
Victory Pioneer Short Term Income Fund | 5/31/256

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
401,698	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	$ 400,045
647,843	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	653,281
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	14,943
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	703,137
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	777,082
1,250,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,259,143
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 5.539% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	115,577
416,278	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	420,617
933,333	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	943,774
2,050,000	Crossroads Asset Trust, Series 2024-A, Class C, 6.52%, 8/20/30 (144A)	2,089,381
1,910,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.056% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	1,910,833
500,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	501,868
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	1,017,876
380,209	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	383,433
2,500,000	Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 5/17/32	2,486,402
1,830,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	1,824,293
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.781% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	1,000,706
1,060,626	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	1,060,975
3,130,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	3,033,509
312,426	Exeter Automobile Receivables Trust, Series 2022-3A, Class C, 5.30%, 9/15/27	312,643
7Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
400,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	$ 404,946
2,000,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	2,069,746
895,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	978,174
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,141,922
4,710,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	4,777,922
1,360,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	1,346,693
2,360,000	FCCU Auto Receivables Trust, Series 2025-1A, Class D, 6.29%, 7/15/33 (144A)	2,359,838
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,733,843
388,000	FHF Issuer Trust, Series 2023-2A, Class C, 7.97%, 12/17/29 (144A)	408,496
1,006,542	FHF Issuer Trust, Series 2024-1A, Class A2, 5.69%, 2/15/30 (144A)	1,015,551
3,300,000	FHF Issuer Trust, Series 2024-1A, Class B, 6.26%, 3/15/30 (144A)	3,378,821
1,807,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	1,873,162
2,272,000	FHF Issuer Trust, Series 2024-3A, Class C, 6.01%, 3/17/31 (144A)	2,247,108
1,290,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	1,285,623
227,625	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	229,620
1,444,402(c)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	1,472,933
1,882,188(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	1,904,832
2,373,839(c)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	2,394,541
3,784,660(c)	FNA 8 LLC, Series 2025-1, Class A, 5.623%, 3/15/45 (144A)	3,784,456
925,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	934,723
1,100,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.068% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	1,100,504
Victory Pioneer Short Term Income Fund | 5/31/258

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,370,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class B, 5.974% (3 Month Term SOFR + 165 bps), 4/20/33 (144A)	$ 1,370,637
117,851	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	110,194
765,294	Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49 (144A)	775,821
898,799	Foundation Finance Trust, Series 2024-1A, Class B, 5.95%, 12/15/49 (144A)	910,421
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	1,011,426
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30 (144A)	1,030,714
187,377	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	186,314
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	767,302
710,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class E, 11.42%, 3/15/30 (144A)	788,987
2,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	2,036,659
2,670,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	2,683,340
790,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	795,486
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,121,427
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	1,065,185
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,504,190
230,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	233,993
1,300,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,337,085
2,300,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 8/15/31 (144A)	2,361,301
887,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	888,483
3,540,000(a)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.513% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	3,537,225
9Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,622,530(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.282% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	$ 1,619,194
3,010,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.032% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	3,005,485
1,750,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.882% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	1,749,053
743,622(a)	Gracie Point International Funding, Series 2023-1A, Class A, 6.298% (SOFR90A + 195 bps), 9/1/26 (144A)	742,784
460,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 7.448% (SOFR90A + 310 bps), 9/1/26 (144A)	458,655
500,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 8.848% (SOFR90A + 450 bps), 9/1/26 (144A)	498,760
1,027,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class C, 7.922% (SOFR90A + 350 bps), 3/1/28 (144A)	1,019,040
432,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class D, 11.572% (SOFR90A + 715 bps), 3/1/28 (144A)	431,676
2,017,971(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.922% (SOFR30A + 160 bps), 8/25/54 (144A)	2,017,964
1,092,052(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.822% (SOFR30A + 150 bps), 1/25/55 (144A)	1,092,699
2,584,727(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	2,590,800
441,346(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.691% (SOFR30A + 325 bps), 10/25/50 (144A)	449,083
1,218,887(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.691% (SOFR30A + 225 bps), 12/25/51 (144A)	1,225,469
682,586	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	695,072
53,968	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	52,276
791,970	HINNT LLC, Series 2024-A, Class A, 5.49%, 3/15/43 (144A)	797,935
900,000(e)	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	58,500
Victory Pioneer Short Term Income Fund | 5/31/2510

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,495,108	Home Partners of America Trust, Series 2019-2, Class F, 3.866%, 10/19/39 (144A)	$ 5,232,116
245,791(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 7.478% (SOFR30A + 315 bps), 5/20/32 (144A)	247,027
565,861(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-2, Class C, 6.928% (SOFR30A + 260 bps), 10/20/32 (144A)	565,856
451,705(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.078% (SOFR30A + 175 bps), 11/25/53 (144A)	453,614
877,877(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.028% (SOFR30A + 170 bps), 3/20/54 (144A)	881,721
607,973(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.928% (SOFR30A + 160 bps), 5/25/54 (144A)	610,389
2,357,441(a)	JP Morgan Mortgage Trust Series, Series 2024-HE3, Class A1, 5.528% (SOFR30A + 120 bps), 2/25/55 (144A)	2,352,644
2,890,254(a)	JP Morgan Mortgage Trust Series, Series 2025-HE1, Class A1, 5.478% (SOFR30A + 115 bps), 7/20/55 (144A)	2,883,610
2,760,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.982% (SOFR30A + 265 bps), 11/15/27 (144A)	2,771,592
429,235	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	430,399
1,000,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31 (144A)	1,020,718
534,381	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	546,636
1,500,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	1,540,440
1,550,000	Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/30 (144A)	1,551,628
2,679,000	Lendbuzz Securitization Trust, Series 2025-1A, Class C, 5.99%, 1/15/32 (144A)	2,730,472
300,922	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	302,849
1,810,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	1,804,634
327,392	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	327,438
11Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
357,503	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	$ 330,546
530,785	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	525,952
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	1,021,490
2,710,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	2,734,840
710,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.479% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	709,531
1,790,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	1,791,634
1,900,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	1,911,762
1,240,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	1,247,639
1,420,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 5/15/30 (144A)	1,419,568
1,540,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.05% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	1,540,978
92,544	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	91,193
5,000,000	MPOWER Education Trust, Series 2025-A, Class A, 6.62%, 7/21/42 (144A)	5,025,765
1,150,000	MPOWER Education Trust, Series 2025-A, Class B, 8.47%, 7/21/42 (144A)	1,164,743
40,090	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	39,443
1,216(c)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,167
1,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.231% (SOFR30A + 90 bps), 3/15/29 (144A)	1,303,370
320,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	328,259
1,550,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	1,558,031
2,250,000	NMEF Funding LLC, Series 2025-A, Class D, 8.07%, 7/15/32 (144A)	2,249,712
86,891(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.219% (1 Month Term SOFR + 89 bps), 5/25/33	85,194
Victory Pioneer Short Term Income Fund | 5/31/2512

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	$ 1,502,139
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,652,565
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,035,905
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	998,673
1,000,000	Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/30 (144A)	1,015,164
2,250,000	Octane Receivables Trust, Series 2024-3A, Class C, 5.51%, 10/20/31 (144A)	2,257,537
1,410,000	Octane Receivables Trust, Series 2024-RVM1, Class B, 5.27%, 1/22/46 (144A)	1,414,577
2,300,000	Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29 (144A)	2,298,192
650,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	651,210
28,311	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	28,316
1,160,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	1,162,309
1,260,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	1,262,913
1,330,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	1,327,011
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.081% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	1,000,981
3,236,367	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, 12/20/32 (144A)	3,262,444
750,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	759,129
1,177,979	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	1,151,021
4,734,740	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	4,746,388
2,080,272(c)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 5.348%, 7/15/32 (144A)	2,080,901
999,915	Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.628%, 7/15/32 (144A)	1,002,817
118,906	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	119,386
13Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
10,571	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	$ 10,581
361,449	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	361,970
1,491,966	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	1,504,842
221,714	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	223,346
1,126,805(c)	Pagaya AI Debt Trust, Series 2024-2, Class ABC, 6.754%, 8/15/31 (144A)	1,131,606
1,714,564	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	1,728,592
910,000	Pagaya AI Debt Trust, Series 2025-R1, Class B, 5.705%, 6/15/32 (144A)	909,547
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.856% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	249,669
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	741,953
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	744,682
2,000,000	PEAC Solutions Receivables LLC, Series 2024-1A, Class C, 6.62%, 1/21/31 (144A)	2,053,854
3,110,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	3,116,921
707,863	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	714,041
1,103,810	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	1,123,238
821,257	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	826,169
850,000	Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30 (144A)	857,981
710,000	Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30 (144A)	719,035
400,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	411,493
1,350,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	1,303,650
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,923,045
1,967,000	Prestige Auto Receivables Trust, Series 2024-1A, Class D, 6.21%, 2/15/30 (144A)	2,002,629
Victory Pioneer Short Term Income Fund | 5/31/2514

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,030,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	$ 2,024,134
2,580,000	Prestige Auto Receivables Trust, Series 2025-1A, Class C, 5.52%, 2/15/30 (144A)	2,582,325
670,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	678,395
700,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	711,778
2,400,000	Reach ABS Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	2,423,479
2,255,000	Reach ABS Trust, Series 2025-1A, Class B, 5.34%, 8/16/32 (144A)	2,251,003
123,107(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.00% (PRIME - 50 bps), 12/27/44 (144A)	123,020
728,870(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	743,569
285,714(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.33% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	285,441
1,850,000	Regional Management Issuance Trust, Series 2024-2, Class B, 5.49%, 12/15/33 (144A)	1,854,722
1,250,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.74%, 12/15/33 (144A)	1,250,650
532,503	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	536,935
1,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	939,272
500,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	33,000
500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30 (144A)	506,878
867,511(c)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	895,902
1,917,281	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	1,929,378
355,778	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	359,413
760,585	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	765,331
930,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	915,773
15Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
591,408	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	$ 588,929
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, 3/17/31	1,026,335
1,120,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	1,149,804
1,980,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	1,989,382
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, 1/15/31	997,258
1,424,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	1,398,982
500,000	SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32 (144A)	503,698
480,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	493,677
3,970,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 6.281% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	3,985,304
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.143% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	502,020
482,823(a)	STAR Trust, Series 2021-SFR1, Class C, 5.493% (1 Month Term SOFR + 116 bps), 4/17/38 (144A)	480,991
1,615,691(a)	STAR Trust, Series 2021-SFR2, Class C, 6.043% (1 Month Term SOFR + 171 bps), 1/17/39 (144A)	1,615,412
157,803	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	150,785
3,805	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	3,795
1,038,507	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,027,973
3,011,575(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	3,016,265
2,594,069(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	2,611,046
2,890,000(d)	Towd Point Mortgage Trust, Series 2024-CES4, Class A2, 5.173%, 9/25/64 (144A)	2,858,975
3,000,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A2, 5.98%, 11/15/27 (144A)	3,022,597
1,610,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	1,632,278
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	766,217
Victory Pioneer Short Term Income Fund | 5/31/2516

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,027,120	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	$ 1,039,556
1,000,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	1,010,508
3,755,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28 (144A)	3,879,498
1,000,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class B, 6.57%, 2/15/28 (144A)	1,010,548
1,850,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	1,876,798
3,000,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29 (144A)	2,989,700
2,680,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class C, 5.72%, 10/15/29 (144A)	2,679,585
892,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 4/15/31 (144A)	886,137
2,240,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.745%, 3/17/38 (144A)	2,201,000
830,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.329% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	830,567
850,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	868,991
1,227,338	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	1,228,001
22,838	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	22,623
96,222	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	97,365
775,154	US Bank NA, Series 2025-SUP1, Class B, 5.582%, 2/25/32 (144A)	771,703
1,802,683(a)	US Bank NA, Series 2025-SUP1, Class D, 7.022% (SOFR30A + 270 bps), 2/25/32 (144A)	1,792,881
1,340,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 5.699% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	1,341,581
546,460	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	554,712
559,459	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	558,490
100,000	Veros Auto Receivables Trust, Series 2022-1, Class D, 7.23%, 7/16/29 (144A)	100,484
500,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	513,395
17Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,620,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	$ 2,692,238
1,000,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	1,048,133
2,320,000	Veros Auto Receivables Trust, Series 2025-1, Class C, 6.17%, 12/17/29 (144A)	2,337,349
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	336,325
949,087(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	959,602
550,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	597,444
1,500,000	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62%, 12/15/28 (144A)	1,508,733
591,702	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	602,041
295,851	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	302,526
459,443	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	465,702
1,400,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class F, 3.66%, 12/15/27 (144A)	1,393,055
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	1,292,049
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	357,685
1,000,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/28 (144A)	1,022,250
638,348	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	593,592
1,600,000	Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32 (144A)	1,612,047
2,452,741(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.682% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	2,458,365
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.522% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	1,002,062
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.522% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	1,000,357
Victory Pioneer Short Term Income Fund | 5/31/2518

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
990,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.056% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	$ 990,728
270,782(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.556% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	270,875
	Total Asset Backed Securities (Cost $377,697,793)	$379,069,446

	Collateralized Mortgage Obligations—9.0% of Net Assets
500,000(c)	A&D Mortgage Trust, Series 2023-NQM2, Class M1, 8.281%, 5/25/68 (144A)	$ 507,716
1,428,438(c)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	1,438,799
2,994(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.894%, 6/25/30	2,996
294,850(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 5.322% (SOFR30A + 100 bps), 9/25/31 (144A)	294,884
500,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.022% (SOFR30A + 370 bps), 1/26/32 (144A)	513,167
2,390,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.472% (SOFR30A + 215 bps), 8/25/34 (144A)	2,394,526
75,746(c)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	73,902
1,440,000(c)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	1,329,044
700,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	665,657
510,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	480,273
1,140,000(c)	CFMT LLC, Series 2024-HB15, Class M3, 4.00%, 8/25/34 (144A)	1,071,983
1,022,761(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.872% (SOFR30A + 155 bps), 2/25/50 (144A)	989,925
573,405(c)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	539,923
1,386,599(a)	Connecticut Avenue Securities Series, Series 2025-R01, Class 1A1, 5.271% (SOFR30A + 95 bps), 1/25/45 (144A)	1,383,567
1,971,688(a)	Connecticut Avenue Securities Series, Series 2025-R01, Class 1M1, 5.421% (SOFR30A + 110 bps), 1/25/45 (144A)	1,972,664
19Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
133,765(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.586% (SOFR30A + 226 bps), 11/25/39 (144A)	$ 133,961
588,745(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 8.186% (SOFR30A + 386 bps), 9/25/39 (144A)	603,646
920,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.436% (SOFR30A + 311 bps), 1/25/40 (144A)	940,429
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.086% (SOFR30A + 376 bps), 2/25/40 (144A)	1,082,121
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.086% (SOFR30A + 376 bps), 2/25/40 (144A)	2,215,200
2,010,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.222% (SOFR30A + 190 bps), 12/25/41 (144A)	2,027,991
2,780,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.322% (SOFR30A + 300 bps), 1/25/42 (144A)	2,845,163
770,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 11.071% (SOFR30A + 675 bps), 9/25/42 (144A)	851,131
243,253(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.821% (SOFR30A + 250 bps), 9/25/42 (144A)	247,039
614,917(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.721% (SOFR30A + 240 bps), 12/25/42 (144A)	628,562
67,265(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.622% (SOFR30A + 230 bps), 1/25/43 (144A)	68,793
390,226(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.822% (SOFR30A + 250 bps), 4/25/43 (144A)	396,590
126,907(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.022% (SOFR30A + 170 bps), 7/25/43 (144A)	127,619
289,664(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.372% (SOFR30A + 105 bps), 1/25/44 (144A)	289,754
Victory Pioneer Short Term Income Fund | 5/31/2520

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
607,496(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.422% (SOFR30A + 110 bps), 2/25/44 (144A)	$ 607,120
381,613(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.471% (SOFR30A + 115 bps), 3/25/44 (144A)	381,920
490,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.271% (SOFR30A + 195 bps), 3/25/44 (144A)	495,821
1,052,466(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.322% (SOFR30A + 100 bps), 5/25/44 (144A)	1,050,825
1,878,199(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.322% (SOFR30A + 100 bps), 7/25/44 (144A)	1,874,091
1,783,530(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.322% (SOFR30A + 100 bps), 7/25/44 (144A)	1,782,427
1,421,787(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.472% (SOFR30A + 115 bps), 9/25/44 (144A)	1,424,231
414,429(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.372% (SOFR30A + 105 bps), 9/25/44 (144A)	414,690
1,210,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.922% (SOFR30A + 160 bps), 9/25/44 (144A)	1,213,784
1,157,130(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, 5.471% (SOFR30A + 115 bps), 2/25/45 (144A)	1,156,043
77,156	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	81,098
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.572% (SOFR30A + 425 bps), 4/25/34 (144A)	830,673
363,663(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.322% (SOFR30A + 200 bps), 9/26/33 (144A)	364,569
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.272% (SOFR30A + 395 bps), 9/26/33 (144A)	646,198
1,000,000(c)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	968,223
18,178(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.447% (SOFR30A + 111 bps), 3/15/32	18,344
21Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
28,968(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.447% (SOFR30A + 111 bps), 3/15/32	$ 29,228
8,909(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.697% (SOFR30A + 36 bps), 1/15/35	8,853
5,386(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.697% (SOFR30A + 36 bps), 8/15/35	5,350
2,918(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.747% (SOFR30A + 41 bps), 1/15/36	2,883
24,549(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.747% (SOFR30A + 41 bps), 2/15/36	24,287
9,500(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.867% (SOFR30A + 53 bps), 6/15/36	9,371
26,703(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.947% (SOFR30A + 61 bps), 7/15/36	26,483
24,681(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.797% (SOFR30A + 46 bps), 11/15/36	24,348
11,251(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.797% (SOFR30A + 46 bps), 11/15/36	11,105
44,850(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.027% (SOFR30A + 69 bps), 10/15/37	44,551
36,553(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.147% (SOFR30A + 81 bps), 12/15/39	36,502
10,103(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.847% (SOFR30A + 51 bps), 5/15/41	9,972
243(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.647% (SOFR30A + 31 bps), 8/15/26	243
1,653,462(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	1,610,180
Victory Pioneer Short Term Income Fund | 5/31/2522

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,570,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	$ 2,462,500
1,284,084(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	1,247,694
1,721,076(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	1,672,022
4,940,000(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	4,720,229
865,400(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	829,874
504,512(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 5.972% (SOFR30A + 165 bps), 1/25/34 (144A)	506,549
2,431,015(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.822% (SOFR30A + 150 bps), 10/25/41 (144A)	2,441,062
116,809(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.172% (SOFR30A + 85 bps), 11/25/41 (144A)	116,481
1,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.422% (SOFR30A + 210 bps), 9/25/41 (144A)	1,350,952
2,130,495(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.272% (SOFR30A + 95 bps), 12/25/41 (144A)	2,127,843
1,835,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.822% (SOFR30A + 250 bps), 1/25/42 (144A)	1,869,857
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M2, 8.072% (SOFR30A + 375 bps), 2/25/42 (144A)	1,040,898
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M2, 8.672% (SOFR30A + 435 bps), 4/25/42 (144A)	1,581,330
92,327(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.472% (SOFR30A + 215 bps), 9/25/42 (144A)	93,188
23Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
176,586(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.622% (SOFR30A + 230 bps), 8/25/42 (144A)	$ 179,835
580,783(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA2, Class M1A, 6.421% (SOFR30A + 210 bps), 4/25/43 (144A)	591,307
159,288(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.322% (SOFR30A + 200 bps), 5/25/43 (144A)	160,916
276,463(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.322% (SOFR30A + 200 bps), 6/25/43 (144A)	278,019
430,797(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.672% (SOFR30A + 135 bps), 2/25/44 (144A)	431,466
1,379,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.372% (SOFR30A + 105 bps), 10/25/44 (144A)	1,378,573
471,856(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.322% (SOFR30A + 100 bps), 10/25/44 (144A)	471,564
2,654,750(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.572% (SOFR30A + 125 bps), 8/25/44 (144A)	2,662,198
1,004,190(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.522% (SOFR30A + 120 bps), 8/25/44 (144A)	1,005,296
1,220,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.122% (SOFR30A + 180 bps), 8/25/44 (144A)	1,220,769
836,875(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 5.272% (SOFR30A + 95 bps), 1/25/45 (144A)	835,535
2,194,435(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 5.372% (SOFR30A + 105 bps), 1/25/45 (144A)	2,188,965
1,547,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.272% (SOFR30A + 95 bps), 2/25/45 (144A)	1,543,618
3,839,387(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.472% (SOFR30A + 115 bps), 2/25/45 (144A)	3,835,782
Victory Pioneer Short Term Income Fund | 5/31/2524

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,491(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.847% (SOFR30A + 51 bps), 5/15/36	$ 14,335
34,021(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.747% (SOFR30A + 41 bps), 8/15/36	33,679
12,721(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.797% (SOFR30A + 46 bps), 12/15/36	12,585
65,953(a)	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-20, Class A7, 4.736% (SOFR30A + 41 bps), 12/25/29	63,608
104,630(c)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.275%, 7/25/43	106,160
7,486(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.336% (SOFR30A + 101 bps), 12/25/31	7,523
4,952(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.094% (SOFR30A + 76 bps), 1/18/32	4,951
8,839(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.936% (SOFR30A + 61 bps), 1/25/33	8,828
10,273(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.936% (SOFR30A + 61 bps), 5/25/33	10,224
6,886(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.786% (SOFR30A + 46 bps), 2/25/33	6,874
16,894(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.836% (SOFR30A + 51 bps), 7/25/34	16,813
20,738(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.736% (SOFR30A + 41 bps), 10/25/35	20,525
15,824(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.746% (SOFR30A + 42 bps), 2/25/35	15,735
23,788(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.886% (SOFR30A + 56 bps), 6/25/36	23,614
25Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,110(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.006% (SOFR30A + 68 bps), 9/25/36	$ 5,079
6,874(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.056% (SOFR30A + 73 bps), 12/25/37	6,828
10,460(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.686% (SOFR30A + 36 bps), 3/25/37	10,227
32,634(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.686% (SOFR30A + 36 bps), 2/25/37	31,971
5,532(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.836% (SOFR30A + 51 bps), 5/25/37	5,469
30,602(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.676% (SOFR30A + 35 bps), 6/25/37	30,168
24,365(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.636% (SOFR30A + 31 bps), 2/25/37	23,968
8,970(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.006% (SOFR30A + 68 bps), 9/25/37	8,886
20,084(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.656% (SOFR30A + 133 bps), 10/25/38	20,387
108,632(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.656% (SOFR30A + 33 bps), 3/25/45	107,666
36,113(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.886%, 4/25/45	35,394
24,208(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.17%, 6/25/45	24,621
70,123(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.696% (SOFR30A + 37 bps), 11/25/46	69,549
766,631(d)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	764,682
35,432(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.689% (1 Month Term SOFR + 36 bps), 2/20/35	34,996
Victory Pioneer Short Term Income Fund | 5/31/2526

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
34,835(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.693% (1 Month Term SOFR + 36 bps), 1/16/35	$ 34,462
332,949(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.286% (SOFR30A + 296 bps), 7/25/33 (144A)	334,814
33,863(a)	Home Re, Ltd., Series 2023-1, Class M1A, 6.472% (SOFR30A + 215 bps), 10/25/33 (144A)	33,881
310,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.922% (SOFR30A + 460 bps), 10/25/33 (144A)	319,141
500,000(c)	HOMES Trust, Series 2023-NQM2, Class M1, 7.276%, 2/25/68 (144A)	503,062
400,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	280,865
299,870	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	287,875
15,902(c)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.672%, 10/25/34	14,890
93,016(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.939% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	91,130
620,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	624,741
568(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.375%, 1/25/29	561
52,508(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.079% (1 Month Term SOFR + 75 bps), 1/25/29	45,825
725,000(d)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	734,198
610,000(d)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	611,575
450,000(c)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	387,837
480,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	448,692
2,000,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M3, 3.00%, 2/25/37 (144A)	1,855,869
400,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	376,913
3,820,000(c)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.985%, 11/25/58 (144A)	3,890,559
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.472% (SOFR30A + 315 bps), 12/27/33 (144A)	636,088
27Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,075,388(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.022% (SOFR30A + 370 bps), 11/25/31 (144A)	$ 1,092,479
481,060(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.022% (SOFR30A + 270 bps), 7/25/33 (144A)	483,493
460,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.672% (SOFR30A + 435 bps), 7/25/33 (144A)	475,197
607,093(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.322% (SOFR30A + 200 bps), 9/25/34 (144A)	607,777
710,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.222% (SOFR30A + 290 bps), 9/25/34 (144A)	716,687
169,935(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.897% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	139,506
571,355(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	539,634
2,439,453(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	2,456,875
505,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	507,672
460,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	462,552
4,932,000(d)	Towd Point Mortgage Trust, Series 2024-CES6, Class A2, 6.002%, 11/25/64 (144A)	5,010,840
436,071(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.222% (SOFR30A + 290 bps), 2/25/34 (144A)	438,443
946,675(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.722% (SOFR30A + 340 bps), 11/25/33 (144A)	957,792
3,284,000(c)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	3,312,467
2,000,000(c)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,883,993
99,527(c)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	95,558
900,000(d)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	903,692
	Total Collateralized Mortgage Obligations (Cost $112,951,671)	$113,237,740

	Commercial Mortgage-Backed Securities—9.4% of Net Assets
2,170,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.637% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 2,145,260
Victory Pioneer Short Term Income Fund | 5/31/2528

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
413,253(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.593% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 412,150
4,365,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.487% (1 Month Term SOFR + 319 bps), 1/18/41 (144A)	4,358,181
602,839(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.513% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	602,553
1,721,829(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.793% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	1,720,839
1,580,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class B, 6.443% (1 Month Term SOFR + 211 bps), 11/15/36 (144A)	1,574,688
885,985(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.782% (SOFR30A + 145 bps), 1/15/37 (144A)	885,894
2,400,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.015% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	2,391,269
6,020,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.715% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	5,942,432
1,970,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 6.329% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	1,970,692
366,769(d)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
725,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.903% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	720,685
557,658(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.591% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	552,148
1,630,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.967% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	1,629,999
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.193% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	494,233
4,735,000	BWAY Mortgage Trust, Series 2013-1515, Class B, 3.473%, 3/10/33 (144A)	4,380,107
1,970,561(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.02% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	1,976,719
1,870,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.652% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	1,860,858
29Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
890,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.719% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	$ 868,970
1,707,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.339% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	1,695,264
1,230,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.586% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	1,212,307
2,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.17% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	1,988,125
1,715,456(a)	Extended Stay America Trust, Series 2021-ESH, Class E, 7.293% (1 Month Term SOFR + 296 bps), 7/15/38 (144A)	1,715,456
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 6.415% (SOFR30A + 206 bps), 3/25/25 (144A)	494,212
1,588,206(a)	FS Rialto, Series 2021-FL3, Class A, 5.693% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	1,584,936
227,260(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.23% (SOFR30A + 190 bps), 1/19/39 (144A)	227,331
3,910,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.957% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	3,901,570
2,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.712% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	2,241,566
2,410,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class B, 6.889% (1 Month Term SOFR + 259 bps), 1/15/43 (144A)	2,404,262
1,847,215(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.70% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	1,842,840
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.993% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	147,011
1,684,784(a)	HIH Trust, Series 2024-61P, Class A, 6.171% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	1,684,784
860,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.87% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	859,462
1,110,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.269% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	1,107,919
Victory Pioneer Short Term Income Fund | 5/31/2530

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
950,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	$ 955,624
3,175,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088%, 5/10/39 (144A)	3,204,777
1,105,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	1,113,143
1,150,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.17% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	1,149,281
2,000,000	Independence Plaza Trust, Series 2018-INDP, Class B, 3.911%, 7/10/35 (144A)	1,984,995
500,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.536% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	474,613
1,940,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.108% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	1,923,025
1,147,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.797%, 10/5/39 (144A)	1,141,864
160,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	157,596
2,216,078(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.774% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	2,207,444
890,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.712% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	880,411
1,366,916(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.88% (SOFR30A + 155 bps), 1/17/37 (144A)	1,366,491
715,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.122% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	715,000
817,778(a)	MCR Mortgage Trust, Series 2024-HTL, Class A, 6.087% (1 Month Term SOFR + 176 bps), 2/15/37 (144A)	817,011
991,001(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.737% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	989,453
1,230,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	1,234,944
3,430,000(a)	MF1, Series 2024-FL16, Class A, 5.868% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	3,414,647
31Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,067,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.064% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	$ 3,070,009
1,574,882(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.521% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	1,573,181
2,241,585(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.674% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	2,231,565
4,911,614(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.015% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	4,912,267
320,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.208% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	292,173
378,979(a)	PFP, Ltd., Series 2024-11, Class A, 6.17% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	378,129
1,125,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class B, 6.239% (1 Month Term SOFR + 191 bps), 11/25/36 (144A)	1,124,484
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.389% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	870,024
590,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.857% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	592,884
3,160,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.279% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	3,163,953
202,832(c)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	199,379
3,244,298(a)	SKY Trust, Series 2025-LINE, Class A, 6.917% (1 Month Term SOFR + 259 bps), 4/15/42 (144A)	3,223,547
1,610,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.78% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	1,617,610
1,184,107(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	1,203,119
700,000(c)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	706,115
1,313,044(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.979% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	1,313,035
3,120,000(a)	TRTX Issuer, Ltd., Series 2025-FL6, Class A, 5.864% (1 Month Term SOFR + 154 bps), 9/18/42 (144A)	3,118,049
475,699(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	428,769
403,198(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	403,499
Victory Pioneer Short Term Income Fund | 5/31/2532

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
665,012(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	$ 669,352
863,808(c)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	870,370
1,966,164(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	1,964,890
2,539,540(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	2,549,409
955,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.70% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	678,991
996,028(a)(e)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.189% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	69,722
94,358(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.694% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	94,087
	Total Commercial Mortgage-Backed Securities (Cost $120,267,381)	$118,643,653

	Corporate Bonds — 37.8% of Net Assets
	Aerospace & Defense — 0.4%
4,500,000	Boeing Co., 2.75%, 2/1/26	$ 4,439,268
1,000,000	Boeing Co., 6.259%, 5/1/27	1,027,863
	Total Aerospace & Defense	$5,467,131

	Agriculture — 0.9%
2,760,000	Altria Group, Inc., 4.875%, 2/4/28	$ 2,785,502
3,100,000	BAT Capital Corp., 4.70%, 4/2/27	3,106,311
5,800,000	Philip Morris International, Inc., 4.375%, 11/1/27	5,801,584
	Total Agriculture	$11,693,397

	Airlines — 0.2%
813,377	United Airlines Pass-Through Trust, 4.30%, 8/15/25	$ 811,604
1,479,733	United Airlines Pass-Through Trust, 4.875%, 1/15/26	1,472,513
	Total Airlines	$2,284,117

	Auto Manufacturers — 3.0%
2,500,000	American Honda Finance Corp., 4.45%, 10/22/27	$ 2,493,592
3,000,000(a)	American Honda Finance Corp., 4.893% (SOFR + 55 bps), 5/11/26	2,997,885
3,600,000	BMW US Capital LLC, 4.60%, 8/13/27 (144A)	3,606,965
2,450,000	Daimler Truck Finance North America LLC, 4.95%, 1/13/28 (144A)	2,464,705
33Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
950,000	Daimler Truck Finance North America LLC, 5.00%, 1/15/27 (144A)	$ 955,704
1,640,000	Daimler Truck Finance North America LLC, 5.125%, 9/25/27 (144A)	1,656,163
1,600,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (144A)	1,603,313
2,800,000	General Motors Financial Co., Inc., 5.35%, 7/15/27	2,820,200
3,150,000	General Motors Financial Co., Inc., 5.40%, 5/8/27	3,175,992
1,600,000	Hyundai Capital America, 4.30%, 9/24/27 (144A)	1,579,249
1,000,000	Hyundai Capital America, 5.25%, 1/8/27 (144A)	1,004,811
1,200,000	Hyundai Capital America, 5.275%, 6/24/27 (144A)	1,207,512
1,000,000	Hyundai Capital America, 5.30%, 3/19/27 (144A)	1,006,679
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,467,897
550,000	Hyundai Capital Services, Inc., 5.125%, 2/5/27 (144A)	553,032
3,200,000	Mercedes-Benz Finance North America LLC, 4.75%, 8/1/27 (144A)	3,206,279
1,315,000	Toyota Motor Credit Corp., 4.55%, 8/7/26	1,317,780
1,815,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26 (144A)	1,815,366
1,000,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26 (144A)	1,003,876
1,900,000	Volkswagen Group of America Finance LLC, 5.80%, 9/12/25 (144A)	1,903,037
	Total Auto Manufacturers	$37,840,037

	Auto Parts & Equipment — 0.3%
3,200,000	LG Energy Solution, Ltd., 5.25%, 4/2/28 (144A)	$ 3,197,375
	Total Auto Parts & Equipment	$3,197,375

	Banks — 16.0%
2,000,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 1,996,741
1,300,000(c)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	1,324,568
2,050,000	Bank of America Corp., 4.25%, 10/22/26	2,041,249
4,900,000(c)	Bank of America Corp., 4.979% (SOFR + 83 bps), 1/24/29	4,947,994
1,639,000(c)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,642,442
900,000(c)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	913,927
4,400,000(c)	Bank of Montreal, 4.567% (SOFR + 88 bps), 9/10/27	4,396,413
3,400,000(c)	Bank of New York Mellon Corp., 4.89% (SOFR + 84 bps), 7/21/28	3,436,156
Victory Pioneer Short Term Income Fund | 5/31/2534

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,800,000(c)	Bank of New York Mellon Corp., 4.947% (SOFR + 103 bps), 4/26/27	$ 1,808,287
2,450,000(a)	Banque Federative du Credit Mutuel S.A., 5.416% (SOFR + 107 bps), 2/16/28 (144A)	2,460,070
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,027,613
2,900,000(c)	Barclays Plc, 4.837% (SOFR + 134 bps), 9/10/28	2,905,951
1,900,000(c)	Barclays Plc, 5.086% (SOFR + 96 bps), 2/25/29	1,910,927
2,540,000(c)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,563,181
1,600,000(c)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	1,633,482
3,000,000	BNP Paribas S.A., 4.375%, 5/12/26 (144A)	2,985,831
2,100,000	BNP Paribas S.A., 4.625%, 3/13/27 (144A)	2,090,079
1,600,000(c)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,609,934
3,000,000(c)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	3,069,196
2,000,000(c)	Canadian Imperial Bank of Commerce, 4.508% (SOFR + 93 bps), 9/11/27	1,996,877
3,300,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/27	3,348,299
2,200,000(c)	Citigroup, Inc., 3.887% (3 Month Term SOFR + 182 bps), 1/10/28	2,171,170
3,195,000(c)	Citigroup, Inc., 4.643% (SOFR + 114 bps), 5/7/28	3,190,077
5,700,000(c)	Citigroup, Inc., 4.786% (SOFR + 87 bps), 3/4/29	5,707,750
5,100,000(c)	Citizens Bank NA, 4.575% (SOFR + 200 bps), 8/9/28	5,088,389
3,250,000(a)	Cooperatieve Rabobank UA, 5.057% (SOFR + 71 bps), 3/5/27	3,261,720
2,000,000(c)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	2,007,647
1,960,000(c)	Fifth Third Bank NA, 4.967% (SOFR + 81 bps), 1/28/28	1,967,814
1,650,000(c)	Goldman Sachs Bank USA/New York NY, 5.283% (SOFR + 78 bps), 3/18/27	1,657,018
1,300,000(c)	Goldman Sachs Bank USA/New York NY, 5.414% (SOFR + 75 bps), 5/21/27	1,309,128
2,800,000(c)	Goldman Sachs Group, Inc., 5.798% (SOFR + 108 bps), 8/10/26	2,805,164
4,600,000(c)	HSBC Holdings Plc, 5.13% (SOFR + 104 bps), 11/19/28	4,633,904
1,500,000(c)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,515,472
2,500,000(c)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,544,776
2,700,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	2,724,736
35Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
1,300,000(c)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	$ 1,294,553
3,670,000(c)	JPMorgan Chase & Co., 4.915% (SOFR + 80 bps), 1/24/29	3,702,069
1,255,000(c)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	1,264,872
500,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	503,567
3,400,000(a)	JPMorgan Chase & Co., 5.204% (SOFR + 86 bps), 10/22/28	3,411,982
1,520,000(a)	JPMorgan Chase & Co., 5.264% (SOFR + 92 bps), 4/22/28	1,525,559
1,130,000	JPMorgan Chase Bank NA, 5.11%, 12/8/26	1,142,706
1,500,000	KeyBank NA, 4.70%, 1/26/26	1,498,805
2,000,000(c)	Lloyds Banking Group Plc, 5.087% (1 Year CMT Index + 85 bps), 11/26/28	2,018,002
1,380,000(c)	Lloyds Banking Group Plc, 5.462% (1 Year CMT Index + 138 bps), 1/5/28	1,395,702
2,030,000(c)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,058,324
1,340,000	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	1,359,393
2,800,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.017% (1 Year CMT Index + 195 bps), 7/20/28	2,823,884
3,500,000(a)	Morgan Stanley, 5.364% (SOFR + 102 bps), 4/13/28	3,514,741
1,400,000(c)	Morgan Stanley Bank NA, 4.952% (SOFR + 108 bps), 1/14/28	1,408,412
1,000,000(c)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	1,008,491
2,500,000(c)	Morgan Stanley Bank NA, 5.016% (SOFR + 91 bps), 1/12/29	2,525,116
1,000,000(a)	Morgan Stanley Bank NA, 5.218% (SOFR + 87 bps), 5/26/28	1,000,970
2,780,000(c)	Morgan Stanley Bank NA, 5.504% (SOFR + 87 bps), 5/26/28	2,829,907
4,100,000(c)	National Bank of Canada, 5.60% (SOFR + 104 bps), 7/2/27	4,138,018
1,000,000(a)	NatWest Group Plc, 5.601% (SOFR + 125 bps), 3/1/28	1,004,325
2,140,000(c)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,157,321
2,300,000	NatWest Markets Plc, 5.416%, 5/17/27 (144A)	2,341,552
2,600,000	Nordea Bank Abp, 5.00%, 3/19/27 (144A)	2,627,871
Victory Pioneer Short Term Income Fund | 5/31/2536

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,610,000(c)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	$ 1,610,918
3,700,000(c)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	3,721,763
400,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	404,601
2,800,000(c)	Royal Bank of Canada, 4.51% (SOFR + 72 bps), 10/18/27	2,800,979
2,520,000(c)	Royal Bank of Canada, 4.965% (SOFR + 83 bps), 1/24/29	2,545,082
1,610,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,547,022
1,560,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	1,573,921
1,600,000(c)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,614,580
2,490,000(a)	Skandinaviska Enskilda Banken AB, 5.237% (SOFR + 89 bps), 3/5/27 (144A)	2,505,874
4,300,000(c)	Societe Generale S.A., 5.50% (1 Year CMT Index + 120 bps), 4/13/29 (144A)	4,352,000
3,700,000(c)	Standard Chartered Plc, 5.545% (1 Year CMT Index + 105 bps), 1/21/29 (144A)	3,760,024
1,225,000(c)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	1,243,428
1,000,000(a)	State Street Corp., 4.984% (SOFR + 64 bps), 10/22/27	998,827
1,800,000	Swedbank AB, 6.136%, 9/12/26 (144A)	1,836,236
4,000,000(g)	Toronto-Dominion Bank, 4.574%, 6/2/28	4,002,624
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,123,216
600,000(c)	Truist Financial Corp., 4.26% (SOFR + 146 bps), 7/28/26	599,314
1,590,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,596,845
2,800,000(c)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	2,836,148
1,240,000(c)	UBS AG, 4.864% (SOFR + 72 bps), 1/10/28	1,246,149
2,000,000(c)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	2,010,421
1,170,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,161,473
1,300,000(c)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	1,304,892
3,300,000(c)	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	3,397,860
3,150,000(c)	US Bank NA, 4.73% (SOFR + 91 bps), 5/15/28	3,153,008
37Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
2,780,000(a)	US Bank NA, 5.034% (SOFR + 69 bps), 10/22/27	$ 2,778,489
1,440,000(c)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,439,417
1,390,000(a)	Wells Fargo & Co., 5.414% (SOFR + 107 bps), 4/22/28	1,394,833
900,000	Wells Fargo Bank NA, 5.254%, 12/11/26	911,486
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,617,716
	Total Banks	$202,339,270

	Building Materials — 0.6%
2,810,000	Holcim Finance US LLC, 4.70%, 4/7/28 (144A)	$ 2,824,373
1,800,000	Owens Corning, 3.40%, 8/15/26	1,773,149
2,370,000	Owens Corning, 5.50%, 6/15/27	2,404,177
	Total Building Materials	$7,001,699

	Chemicals — 0.3%
1,666,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	$ 1,753,177
1,700,000	Westlake Corp., 3.60%, 8/15/26	1,675,951
	Total Chemicals	$3,429,128

	Commercial Services — 0.5%
3,215,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 3,261,503
2,857,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	2,899,001
	Total Commercial Services	$6,160,504

	Computers — 0.1%
1,595,000	Dell, Inc., 7.10%, 4/15/28	$ 1,694,458
	Total Computers	$1,694,458

	Diversified Financial Services — 4.1%
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/1/25	$ 998,743
2,300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	2,345,207
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	1,600,688
1,600,000	Air Lease Corp., 3.75%, 6/1/26	1,586,751
1,130,000	Air Lease Corp., 5.30%, 6/25/26	1,137,548
2,700,000	Ally Financial, Inc., 4.75%, 6/9/27	2,703,152
3,130,000(c)	Ally Financial, Inc., 5.737% (SOFR + 196 bps), 5/15/29	3,160,657
2,100,000	Ally Financial, Inc., 7.10%, 11/15/27	2,202,365
Victory Pioneer Short Term Income Fund | 5/31/2538

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
3,000,000(c)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	$ 3,035,314
1,075,000(c)	American Express Co., 5.389% (SOFR + 97 bps), 7/28/27	1,084,587
3,200,000(c)	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	3,221,910
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,588,312
3,800,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	3,774,396
1,800,000(c)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	1,805,613
3,000,000(c)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	2,999,976
1,100,000(c)	Capital One Financial Corp., 7.149% (SOFR + 244 bps), 10/29/27	1,134,803
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,109,900
2,615,000	Jefferies Financial Group, Inc., 5.03%, 3/16/26	2,618,208
1,490,000	Jefferies Financial Group, Inc., 6.45%, 6/8/27	1,535,787
1,590,000	LPL Holdings, Inc., 5.70%, 5/20/27	1,616,392
2,700,000	Lseg US Fin Corp., 4.875%, 3/28/27 (144A)	2,719,771
2,000,000(a)	Mizuho Markets Cayman LP, 4.954% (SOFR + 60 bps), 11/28/25	2,002,136
3,300,000	Nomura Holdings, Inc., 5.594%, 7/2/27	3,353,650
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,020,272
	Total Diversified Financial Services	$51,356,138

	Electric — 1.7%
1,900,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 1,891,190
500,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	502,376
1,750,000	Ameren Corp., 5.70%, 12/1/26	1,777,648
2,500,000	Dominion Energy, Inc., 4.60%, 5/15/28	2,506,288
3,600,000	DTE Energy Co., 4.95%, 7/1/27	3,629,024
500,000	Enel Finance International NV, 4.50%, 6/15/25 (144A)	499,903
1,129,000	Enel Finance International NV, 7.05%, 10/14/25 (144A)	1,136,816
2,150,000	Evergy Kansas Central, Inc., 4.70%, 3/13/28	2,162,854
4,935,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	4,842,663
1,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	1,503,912
869,000	WEC Energy Group, Inc., 5.60%, 9/12/26	877,936
	Total Electric	$21,330,610

39Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Environmental Control — 0.5%
5,800,000	Waste Management, Inc., 4.50%, 3/15/28	$ 5,837,409
	Total Environmental Control	$5,837,409

	Gas — 0.4%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 2,024,248
3,000,000	Public Service Co. of North Carolina, Inc., 6.99%, 1/15/26	3,026,658
	Total Gas	$5,050,906

	Hand & Machine Tools — 0.1%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26	$ 1,628,491
	Total Hand & Machine Tools	$1,628,491

	Healthcare-Products — 0.2%
1,079,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 1,081,778
2,000,000	Smith & Nephew Plc, 5.15%, 3/20/27	2,018,280
	Total Healthcare-Products	$3,100,058

	Healthcare-Services — 0.4%
5,000,000	HCA, Inc., 5.00%, 3/1/28	$ 5,052,704
	Total Healthcare-Services	$5,052,704

	Insurance — 1.9%
3,600,000	Athene Global Funding, 4.95%, 1/7/27 (144A)	$ 3,609,309
1,230,000	Athene Global Funding, 5.349%, 7/9/27 (144A)	1,246,399
1,300,000	Athene Global Funding, 5.516%, 3/25/27 (144A)	1,318,028
1,300,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	1,308,321
1,005,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,007,726
3,100,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	3,170,330
2,750,000(a)	MassMutual Global Funding II, 5.086% (SOFR + 74 bps), 4/9/27 (144A)	2,758,987
1,900,000	Met Tower Global Funding, 4.85%, 1/16/27 (144A)	1,912,473
2,000,000	Metropolitan Life Global Funding I, 5.05%, 6/11/27 (144A)	2,024,323
2,050,000	New York Life Global Funding, 5.45%, 9/18/26 (144A)	2,077,833
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,013,183
2,400,000	Principal Life Global Funding II, 5.00%, 1/16/27 (144A)	2,417,879
	Total Insurance	$23,864,791

Victory Pioneer Short Term Income Fund | 5/31/2540

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet — 0.1%
1,000,000	Expedia Group, Inc., 4.625%, 8/1/27	$ 1,000,639
	Total Internet	$1,000,639

	Lodging — 0.4%
5,200,000	Hyatt Hotels Corp., 5.05%, 3/30/28	$ 5,225,838
	Total Lodging	$5,225,838

	Machinery-Diversified — 0.2%
2,600,000	AGCO Corp., 5.45%, 3/21/27	$ 2,620,977
	Total Machinery-Diversified	$2,620,977

	Mining — 0.5%
1,303,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$ 1,302,915
2,400,000	Glencore Funding LLC, 5.338%, 4/4/27 (144A)	2,426,711
2,650,000	Rio Tinto Finance USA Plc, 4.50%, 3/14/28	2,660,728
	Total Mining	$6,390,354

	Office & Business Equipment — 0.1%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,694,665
	Total Office & Business Equipment	$1,694,665

	Pharmaceuticals — 0.2%
2,851,000	CVS Health Corp., 3.625%, 4/1/27	$ 2,801,628
	Total Pharmaceuticals	$2,801,628

	Pipelines — 1.7%
2,400,000	Enbridge, Inc., 5.25%, 4/5/27	$ 2,428,095
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	1,997,639
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,140,241
1,800,000	MPLX LP, 4.125%, 3/1/27	1,786,091
4,000,000	ONEOK, Inc., 4.25%, 9/24/27	3,973,808
2,700,000	Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	2,806,520
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,024,654
3,300,000	Western Midstream Operating LP, 4.65%, 7/1/26	3,290,780
1,600,000	Williams Cos., Inc., 3.75%, 6/15/27	1,577,132
	Total Pipelines	$22,024,960

	REITS — 0.1%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,671,216
	Total REITS	$1,671,216

	Retail — 0.7%
3,200,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$ 3,130,807
41Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Retail — (continued)
4,300,000	Darden Restaurants, Inc., 4.35%, 10/15/27	$ 4,286,259
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,830,492
	Total Retail	$9,247,558

	Semiconductors — 0.8%
1,800,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	$ 1,784,951
2,850,000	Broadcom, Inc., 5.05%, 7/12/27	2,886,757
2,450,000	Microchip Technology, Inc., 4.90%, 3/15/28	2,458,879
3,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	3,022,173
	Total Semiconductors	$10,152,760

	Software — 0.1%
1,677,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	$ 1,652,488
	Total Software	$1,652,488

	Telecommunications — 0.7%
4,200,000	NBN Co., Ltd., 4.00%, 10/1/27 (144A)	$ 4,152,565
1,186,000	Sprint LLC, 7.625%, 3/1/26	1,199,037
3,000,000	T-Mobile USA, Inc., 3.75%, 4/15/27	2,961,288
	Total Telecommunications	$8,312,890

	Trucking & Leasing — 0.3%
2,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 1,997,534
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	392,994
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	831,986
	Total Trucking & Leasing	$3,222,514

	Water — 0.3%
3,600,000	Essential Utilities, Inc., 4.80%, 8/15/27	$ 3,620,339
	Total Water	$3,620,339

	Total Corporate Bonds (Cost $475,531,048)	$477,967,049

	Insurance-Linked Securities — 0.6% of Net Assets#
	Event Linked Bonds — 0.6%
	Multiperil – U.S. — 0.1%
250,000(a)	Caelus Re V, 4.833%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	$ 247,500
Victory Pioneer Short Term Income Fund | 5/31/2542

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Residential Re, 10.383%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	$ 243,850
250,000(a)	Sanders Re III, 7.743%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	245,825
		$737,175

	Multiperil – U.S. Regional — 0.0%†
250,000(a)	Long Point Re IV, 8.583%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 251,000
146,583(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	130,561
		$381,561

	Windstorm – Florida — 0.1%
250,000(a)	Integrity Re, 11.163%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/30 (144A)	$ 30,000
1,250,000(a)	Merna Re II, 11.823%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	1,253,750
		$1,283,750

	Windstorm – Texas — 0.4%
4,375,000(a)	Merna Re II, 11.863%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	$ 4,388,125
	Windstorm – U.S. Regional — 0.0%†
250,000(a)	Citrus Re, 9.393%, (3 Month U.S. Treasury Bill + 506 bps), 6/7/25 (144A)	$ 249,625
	Total Event Linked Bonds	$7,040,236

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000(h)(i)+	Harambee Re 2018, 12/31/25	$ 250
250,000(h)(i)+	Harambee Re 2019, 12/31/25	—
250,000(h)(i)+	Harambee Re 2020, 12/31/25	—
		$250

	Multiperil – Worldwide — 0.0%†
185,015(i)+	Alturas Re 2022-2, 12/31/27	$ 9,029
128,615(h)(i)+	Lorenz Re 2019, 6/30/25	1,106
363,953(h)(j)+	Merion Re 2022-2, 12/31/27	291,240
500,000(h)(i)+	Thopas Re 2020, 12/31/25	100
43Victory Pioneer Short Term Income Fund | 5/31/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
250,000(i)+	Thopas Re 2021, 12/31/25	$ 2,325
250,000(i)+	Thopas Re 2022, 12/31/27	—
500,000(h)(i)+	Viribus Re 2020, 12/31/25	15,350
250,000(h)(i)+	Viribus Re 2022, 12/31/27	3,100
		$322,250

	Total Reinsurance Sidecars	$322,500

	Total Insurance-Linked Securities (Cost $7,702,275)	$7,362,736

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 9.9% of Net Assets
6,585	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	$ 6,612
970,838	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	988,822
1,457,467	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,472,317
1,376,790	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,390,818
77,021	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	78,025
2,047,046	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	2,111,683
2,960,559	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	3,060,410
2,391,428	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	2,472,267
198,689	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	204,939
586,266	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	601,912
700,833	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	719,853
822,548	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	845,173
198,782	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	204,548
594,340	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	619,148
775(a)	Federal Home Loan Mortgage Corp., 6.981%, (1 Year CMT Index + 225 bps), 11/1/31	792
68(a)	Federal Home Loan Mortgage Corp., 7.482%, (1 Year CMT Index + 236 bps), 1/1/28	68
4,050(a)	Federal Home Loan Mortgage Corp. REMICs, 4.997%, (SOFR30A + 66 bps), 4/15/27	4,051
53,362(a)	Federal Home Loan Mortgage Corp. REMICs, 4.947%, (SOFR30A + 61 bps), 7/15/31	53,301
9,140(a)	Federal Home Loan Mortgage Corp. REMICs, 4.947%, (SOFR30A + 61 bps), 4/15/28	9,127
26,726(a)	Federal Home Loan Mortgage Corp. REMICs, 5.447%, (SOFR30A + 111 bps), 2/15/32	26,969
Victory Pioneer Short Term Income Fund | 5/31/2544

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
40,035(a)	Federal Home Loan Mortgage Corp. REMICs, 5.017%, (SOFR30A + 68 bps), 3/15/32	$ 39,922
9,446(a)	Federal Home Loan Mortgage Corp. REMICs, 4.767%, (SOFR30A + 43 bps), 11/15/36	9,323
51,988(a)	Federal Home Loan Mortgage Corp. REMICs, 4.822%, (SOFR30A + 49 bps), 11/15/37	51,412
33,692(a)	Federal Home Loan Mortgage Corp. REMICs, 4.947%, (SOFR30A + 61 bps), 2/15/41	33,367
47,425(a)	Federal Home Loan Mortgage Corp. REMICs, 4.867%, (SOFR30A + 53 bps), 4/15/41	46,851
18,946(a)	Federal Home Loan Mortgage Corp. REMICs, 4.997%, (SOFR30A + 66 bps), 2/15/42	18,744
67,118	Federal National Mortgage Association, 3.000%, 3/1/47	59,324
4,300,000	Federal National Mortgage Association, 3.500%, 6/1/55 (TBA)	3,810,971
4,277(a)	Federal National Mortgage Association, 4.896%, (ECOFC + 193 bps), 12/1/36	4,241
3,900,000	Federal National Mortgage Association, 5.000%, 6/1/55 (TBA)	3,774,639
5,771	Federal National Mortgage Association, 5.500%, 12/1/35	5,807
34,031	Federal National Mortgage Association, 5.500%, 8/1/37	34,702
1,537,490	Federal National Mortgage Association, 5.500%, 10/1/54	1,538,559
6,000,000	Federal National Mortgage Association, 5.500%, 6/1/55 (TBA)	5,939,469
4,206	Federal National Mortgage Association, 6.000%, 4/1/38	4,382
788,525	Federal National Mortgage Association, 6.000%, 5/1/53	796,559
1,960,532	Federal National Mortgage Association, 6.000%, 9/1/54	1,980,507
1,787,089	Federal National Mortgage Association, 6.000%, 9/1/54	1,805,297
784,014	Federal National Mortgage Association, 6.000%, 10/1/54	798,132
25,664	Federal National Mortgage Association, 6.500%, 4/1/29	26,013
760	Federal National Mortgage Association, 6.500%, 7/1/32	780
45Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,724,880	Federal National Mortgage Association, 6.500%, 12/1/53	$ 2,808,839
1,691,503	Federal National Mortgage Association, 6.500%, 3/1/54	1,740,389
1,207,762	Federal National Mortgage Association, 6.500%, 4/1/54	1,244,312
2,729,509	Federal National Mortgage Association, 6.500%, 6/1/54	2,807,464
993,090	Federal National Mortgage Association, 6.500%, 9/1/54	1,030,822
821,954	Federal National Mortgage Association, 6.500%, 9/1/54	859,211
397,456	Federal National Mortgage Association, 6.500%, 10/1/54	408,369
855(a)	Federal National Mortgage Association, 6.713%, (1 Year CMT Index + 246 bps), 4/1/28	861
7,476	Federal National Mortgage Association, 7.000%, 1/1/36	7,854
4,925(a)	Federal National Mortgage Association, 7.554%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	5,032
7,714	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	7,798
37,369(a)	Federal National Mortgage Association REMICs, 4.844%, (SOFR30A + 51 bps), 12/18/32	37,202
23,585(a)	Federal National Mortgage Association REMICs, 4.736%, (SOFR30A + 41 bps), 11/25/27	23,512
3,921(a)	Federal National Mortgage Association REMICs, 4.836%, (SOFR30A + 51 bps), 3/25/34	3,919
16,969(a)	Federal National Mortgage Association REMICs, 4.786%, (SOFR30A + 46 bps), 9/25/36	16,787
11,275(a)	Federal National Mortgage Association REMICs, 4.796%, (SOFR30A + 47 bps), 3/25/37	11,068
40,141(a)	Federal National Mortgage Association REMICs, 4.686%, (SOFR30A + 36 bps), 6/25/37	39,441
34,029(a)	Federal National Mortgage Association REMICs, 5.006%, (SOFR30A + 68 bps), 9/25/37	33,890
32,698(a)	Federal National Mortgage Association REMICs, 5.016%, (SOFR30A + 69 bps), 9/25/37	32,600
29,966(a)	Federal National Mortgage Association REMICs, 4.786%, (SOFR30A + 46 bps), 3/25/37	29,520
26,374(a)	Federal National Mortgage Association REMICs, 5.336%, (SOFR30A + 101 bps), 7/25/38	26,486
Victory Pioneer Short Term Income Fund | 5/31/2546

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
138	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	$ 137
5,600,000	Government National Mortgage Association, 6.000%, 6/15/55 (TBA)	5,653,386
3,700,000	Government National Mortgage Association, 6.500%, 6/15/55 (TBA)	3,777,867
26,187(a)	Government National Mortgage Association, 4.939%, (1 Month Term SOFR + 61 bps), 2/20/38	26,154
41,032(a)	Government National Mortgage Association, 4.739%, (1 Month Term SOFR + 41 bps), 8/20/40	40,084
11,872	Government National Mortgage Association I, 6.000%, 12/15/31	12,367
26,463	Government National Mortgage Association I, 6.000%, 11/15/36	27,577
3,353	Government National Mortgage Association I, 6.500%, 5/15/31	3,468
4,525	Government National Mortgage Association I, 6.500%, 7/15/35	4,680
6,913	Government National Mortgage Association I, 6.500%, 10/15/37	7,122
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,366,953
7,000,000	U.S. Treasury Bonds, 6.875%, 8/15/25	7,040,195
41,000,000	U.S. Treasury Notes, 4.125%, 1/31/27	41,092,890
13,000,000	U.S. Treasury Notes, 4.875%, 4/30/26	13,077,594
	Total U.S. Government and Agency Obligations (Cost $125,190,454)	$124,955,686

	SHORT TERM INVESTMENTS — 4.6% of Net Assets
	Repurchase Agreements — 1.5%
4,870,000	Bank of America, 4.35%, dated 5/30/25, to be purchased on 6/2/25 for $4,871,765, collateralized by $4,967,401, Federal National Mortgage Association, 5.42%, 10/1/33	$ 4,870,000
4,870,000	Bank of Montreal, 4.35%, dated 5/30/25, to be purchased on 6/2/25 for $4,871,765, collateralized by $4,967,400 Government National Mortgage Association, 3.50%-8.00%, 3/20/43-1/20/55	4,870,000
47Victory Pioneer Short Term Income Fund | 5/31/25

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
4,870,000	RBC Dominion Securities Inc., 4.34%, dated 5/30/25, to be purchased on 6/2/25 for $4,871,761, collateralized by $4,969,245, U.S. Treasury Note, 4.25%, 11/30/26	$ 4,870,000
2,440,000	Toronto-Dominion Bank, 4.34%, dated 5/30/25, to be purchased on 6/2/25 for $2,440,882, collateralized by $2,488,867, U.S. Treasury Note, 3.13%-3.63%, 11/15/28-3/31/30	2,440,000
2,440,000	Toronto-Dominion Bank, 4.35%, dated 5/30/25, to be purchased on 6/2/25 for $2,440,885, collateralized by $2,488,801, Federal National Mortgage Association, 5.50%, 2/1/53	2,440,000
		$19,490,000

	Commercial Paper — 2.3%
4,800,000(k)	APA Corp., 7.428%, 6/2/25	$ 4,797,986
6,000,000(k)	CenterPoint Energy, Inc., 6.723%, 6/2/25	5,997,741
6,000,000(k)	Duke Energy Corp, 6.662%, 6/2/25	5,997,716
6,000,000(k)	Targa Resources Corp., 6.903%, 6/2/25	5,997,562
6,000,000(k)	Wisconsin Power & Light Co., 0.000%, 6/3/25	5,997,116
		$28,788,121

Shares
	Open-End Fund — 0.8%
9,738,766(l)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 9,738,766
		$9,738,766

	TOTAL SHORT TERM INVESTMENTS (Cost $58,025,099)	$58,016,887

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.6% (Cost $1,281,698,344)	$1,283,507,516
Principal Amount USD ($)
TBA Sales Commitments — (1.5)% of Net Assets
U.S. Government and Agency Obligations — (1.5)%
(100,000)	Federal National Mortgage Association, 3.000%, 6/1/55 (TBA)	$ (85,074)
Victory Pioneer Short Term Income Fund | 5/31/2548

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(2,100,000)	Federal National Mortgage Association, 6.000%, 6/1/55 (TBA)	$ (2,120,499)
(15,950,000)	Federal National Mortgage Association, 6.500%, 6/15/55 (TBA)	(16,376,915)
	TOTAL TBA SALES COMMITMENTS (Proceeds $18,592,039)	$(18,582,488)

	OTHER ASSETS AND LIABILITIES — (0.1)%	$(1,781,480)
	net assets — 100.0%	$1,263,143,548

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
ECOFC	Enterprise 11th District COFI Replacement Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2025, the value of these securities amounted to $738,474,855, or 58.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at May 31, 2025.
(e)	Security is in default.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
49Victory Pioneer Short Term Income Fund | 5/31/25

(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Issued as participation notes.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$—	$9,029
Caelus Re V	5/4/2018	250,000	247,500
Citrus Re	4/11/2022	250,000	249,625
Harambee Re 2018	12/19/2017	4,346	250
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Integrity Re	5/9/2022	250,000	30,000
Long Point Re IV	5/13/2022	250,000	251,000
Lorenz Re 2019	7/10/2019	18,219	1,106
Matterhorn Re	1/29/2020	146,583	130,561
Merion Re 2022-2	3/1/2022	310,130	291,240
Merna Re II	4/14/2025	4,411,037	4,388,125
Merna Re II	4/14/2025	1,261,000	1,253,750
Residential Re	10/28/2021	250,000	243,850
Sanders Re III	3/22/2022	250,000	245,825
Thopas Re 2020	12/30/2019	—	100
Thopas Re 2021	1/22/2021	—	2,325
Thopas Re 2022	2/15/2022	—	—
Viribus Re 2020	12/30/2019	50,960	15,350
Viribus Re 2022	4/18/2022	—	3,100
Total Restricted Securities			$7,362,736
% of Net assets			0.6%
Victory Pioneer Short Term Income Fund | 5/31/2550

Schedule of Investments  |  5/31/25
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,800	U.S. 2 Year Note (CBT)	9/30/25	$372,995,411	$373,387,500	$392,089
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
191	U.S. 5 Year Note (CBT)	9/30/25	$(20,605,154)	$(20,663,812)	$(58,658)
40	U.S. 10 Year Note (CBT)	9/19/25	(4,412,085)	(4,430,000)	(17,915)
84	U.S. 10 Year Ultra Bond (CBT)	9/19/25	(9,413,690)	(9,453,938)	(40,248)
43	U.S. Long Bond (CBT)	9/19/25	(4,814,879)	(4,849,594)	(34,715)
			$(39,245,808)	$(39,397,344)	$(151,536)
TOTAL FUTURES CONTRACTS			$333,749,603	$333,990,156	$240,553
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
51Victory Pioneer Short Term Income Fund | 5/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$4,254,319	$—	$4,254,319
Asset Backed Securities	—	379,036,446	33,000	379,069,446
Collateralized Mortgage Obligations	—	113,237,740	—	113,237,740
Commercial Mortgage-Backed Securities	—	118,643,653	—*	118,643,653
Corporate Bonds	—	477,967,049	—	477,967,049
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	250	250
Multiperil – Worldwide	—	—	322,250	322,250
All Other Insurance-Linked Securities	—	7,040,236	—	7,040,236
U.S. Government and Agency Obligations	—	124,955,686	—	124,955,686
Repurchase Agreements	—	19,490,000	—	19,490,000
Commercial Paper	—	28,788,121	—	28,788,121
Open-End Fund	9,738,766	—	—	9,738,766
Total Investments in Securities	$9,738,766	$1,273,413,250	$355,500	$1,283,507,516
Liabilities
TBA Sales Commitments	$—	$(18,582,488)	$—	$(18,582,488)
Total Liabilities	$—	$(18,582,488)	$—	$(18,582,488)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$240,553	$—	$—	$240,553
Total Other Financial Instruments	$240,553	$—	$—	$240,553
*	Securities valued at $0.
During the period ended May 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Short Term Income Fund | 5/31/2552